Oil and Gas Properties	9 Months Ended
Sep. 30, 2011
Oil and Gas Properties
Oil and Gas Properties

10.                   Oil and Gas Properties

The following sets forth the net capitalized costs for oil and gas properties as of September 30, 2011 and December 31, 2010.

	September 30,	December 31,
	2011	2010
	(In thousands)
Proved properties	$1,934,392	$1,655,217
Unproved properties	66,962	52,035
Total capitalized costs	2,001,354	1,707,252
Accumulated depreciation, depletion and amortization	(1,065,378)	(983,119)
Net capitalized costs	$935,976	$724,133